UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7803

Name of Registrant:	Vanguard Treasury Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1:	Schedule of Investments

Vanguard Treasury Money Market Fund

Schedule of Investments

As of November 30, 2008

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government Securities (99.8%)
	U.S. Treasury Bill	1.002%–1.692%	12/4/08	640,378	640,293
	U.S. Treasury Bill	0.010%–1.697%	12/11/08	652,823	652,521
	U.S. Treasury Bill	0.500%–1.053%	12/18/08	250,796	250,690
	U.S. Treasury Bill	0.050%–1.425%	12/26/08	495,000	494,642
	U.S. Treasury Bill	0.741%–1.103%	1/2/09	128,009	127,892
	U.S. Treasury Bill	0.461%–2.082%	1/8/09	829,989	828,618
	U.S. Treasury Bill	0.400%–0.923%	1/15/09	104,636	104,564
	U.S. Treasury Bill	1.254%–1.939%	1/22/09	1,329,000	1,325,826
	U.S. Treasury Bill	0.902%–1.898%	1/29/09	475,000	473,858
	U.S. Treasury Bill	1.939%	2/5/09	262,000	261,078
	U.S. Treasury Bill	1.877%	2/12/09	8,703	8,670
	U.S. Treasury Bill	2.000%	2/19/09	465,000	462,954
	U.S. Treasury Bill	1.944%	2/26/09	102,000	101,525
	U.S. Treasury Bill	1.562%	3/19/09	155,000	154,279
	U.S. Treasury Bill	0.894%–1.106%	4/16/09	157,285	156,637
	U.S. Treasury Bill	1.289%	4/29/09	115,000	114,391
	U.S. Treasury Bill	1.410%	4/30/09	875,000	869,896
	U.S. Treasury Bill	1.106%	5/7/09	229,000	227,901
	U.S. Treasury Bill	0.995%	5/14/09	353,000	351,408
	U.S. Treasury Bill	0.844%	5/21/09	450,000	448,205
	U.S. Treasury Bill	0.491%	5/28/09	390,000	389,055
Total U.S. Government Securities (99.8%) (Cost $8,444,903)					8,444,903
Other Assets and Liabilities-Net (0.2%)					19,817
Net Assets (100%)					8,464,720

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Treasury Money Market Fund

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TREASURY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TREASURY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 16, 2009

VANGUARD TREASURY FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 16, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.